REVENUES (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Disclosure of revenues
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment for the years under review:

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials on F-5(1)
AS AT DECEMBER 31, 2017 US$ MILLIONS	Utilities	Transport	Energy	Comm. Infrastructure	Corporate	Brookfield Infrastructure
Total assets	$6,542	$6,990	$3,134	$1,049	$(1,083)	$16,632	$(3,134)	$11,668	$4,311	$29,477

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials on F-5(1)
AS AT DECEMBER 31, 2016 US$ MILLIONS	Utilities	Transport	Energy	Comm. Infrastructure	Corporate	Brookfield Infrastructure
Total assets	$4,605	$6,160	$3,032	$933	$(510)	$14,220	$(2,996)	$6,496	$3,555	$21,275

(1)
The above table provides each segment’s assets in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s proportionate assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.

FOR THE YEAR ENDED DECEMBER 31, 2017 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials on F-6(1)
	Utilities	Transport	Energy	Comm. Infrastructure	Corporate	Total
Revenues	$988	$1,589	$559	$165	$—	$3,301	$(1,624)	$1,858	$3,535
Costs attributed to revenues	(250)	(895)	(278)	(75)	—	(1,498)	861	(872)	(1,509)
General and administrative costs	—	—	—	—	(239)	(239)	—	—	(239)
Adjusted EBITDA	738	694	281	90	(239)	1,564	(763)	986
Other (expense) income	(14)	(4)	15	(2)	45	40	7	(108)	(61)
Interest expense	(114)	(158)	(87)	(12)	(63)	(434)	172	(166)	(428)
FFO	610	532	209	76	(257)	1,170	(584)	712
Depreciation and amortization	(186)	(312)	(151)	(77)	—	(726)	382	(327)	(671)
Deferred taxes	(52)	(1)	11	21	14	(7)	(22)	(38)	(67)
Mark-to-market on hedging items and other	(59)	(80)	(37)	(9)	(127)	(312)	106	124	(82)
Share of earnings from associates	—	—	—	—	—	—	118	—	118
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(471)	(471)
Net income (loss) attributable to partnership(2)	$313	$139	$32	$11	$(370)	$125	$—	$—	$125

FOR THE YEAR ENDED DECEMBER 31, 2016 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials on F-6(1)
	Utilities	Transport	Energy	Comm. Infrastructure	Corporate	Total
Revenues	$684	$1,247	$496	$163	$—	$2,590	$(1,311)	$836	$2,115
Costs attributed to revenues	(160)	(650)	(220)	(72)	—	(1,102)	651	(612)	(1,063)
General and administrative costs	—	—	—	—	(166)	(166)	—	—	(166)
Adjusted EBITDA	524	597	276	91	(166)	1,322	(660)	224
Other income (expense)	5	(17)	8	(2)	84	78	16	1	95
Interest expense	(130)	(157)	(109)	(12)	(48)	(456)	190	(126)	(392)
FFO	399	423	175	77	(130)	944	(454)	99
Depreciation and amortization	(154)	(253)	(128)	(74)	—	(609)	328	(166)	(447)
Deferred taxes	5	26	(38)	29	(17)	5	9	4	18
Mark-to-market on hedging items and other	(88)	10	81	(5)	149	147	(131)	117	133
Share of earnings from associates	—	—	—	—	—	—	248	—	248
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(54)	(54)
Net income (loss) attributable to partnership(2)	$162	$206	$90	$27	$2	$487	$—	$—	$487

FOR THE YEAR ENDED DECEMBER 31, 2015 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials on F-6(1)
	Utilities	Transport	Energy	Comm. Infrastructure	Corporate	Total
Revenues	698	1,143	349	123	—	2,313	(1,044)	586	1,855
Costs attributed to revenues	(174)	(588)	(183)	(57)	—	(1,002)	546	(342)	(798)
General and administrative costs	—	—	—	—	(134)	(134)	—	—	(134)
Adjusted EBITDA	524	555	166	66	(134)	1,177	(498)	244
Other income (expense)	5	(15)	3	—	34	27	13	(4)	36
Interest expense	(142)	(142)	(79)	(6)	(27)	(396)	144	(115)	(367)
FFO	387	398	90	60	(127)	808	(341)	125
Depreciation and amortization	(153)	(217)	(90)	(46)	—	(506)	246	(115)	(375)
Deferred taxes	(8)	21	14	14	12	53	(41)	14	26
Mark-to-market on hedging items and other	(16)	(67)	(14)	(13)	56	(54)	67	66	79
Share of earnings from associates	—	—	—	—	—	—	69	—	69
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(90)	(90)
Net income (loss) attributable to partnership(2)	210	135	—	15	(59)	301	—	—	301

(1)
The above table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The above table reconciles Brookfield Infrastructure’s proportionate results to our partnership’s consolidated statements of operating results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.

(2)
Net income (loss) attributable to our partnership includes net income (loss) attributable to non-controlling interests—Redeemable Partnership Units held by Brookfield, general partner and limited partners.

Brookfield Infrastructure’s revenue arises from the rendering of services by the following operating segments:

US$ MILLIONS	2017	2016	2015
Utilities
Regulated Transmission	$938	$27	$43
Regulated Terminal	301	299	330
Regulated Distribution	546	499	491
Transport
Rail	296	270	316
Ports	681	360	220
Toll Roads	313	262	113
Energy
Transmission & Storage	150	141	105
District Energy	310	257	237
	$3,535	$2,115	$1,855